Note 21 - Operating Segments	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

Note 21 – Operating Segments

ASC Topic 820 – Segment Reporting identifies operating segments as components of an enterprise which are evaluated regularly by the Company’s Chief Operating Decision Maker, our Chief Executive Officer, in deciding how to allocate resources and assess performance. The Company has applied the aggregation criterion set forth in this codification to the results of its operations. The Company's operations currently consist of two reportable operating segments: Banking and Oakmont Commercial. The Company offers different products and services through its two segments. The accounting policies of the segments are generally the same as those of the consolidated company.

The Banking Segment generates its revenues primarily from its lending, deposit gathering and fee business activities. The profitability of this segment's operations depends primarily on its net interest income after provision for credit losses, which is the difference between interest earned on interest earning assets and interest paid on interest bearing liabilities less provision for credit losses. The provision for credit losses is almost entirely dependent on changes in the Banking Segment's loan portfolio and management’s assessment of the collectability of the loan portfolio as well as prevailing economic and market conditions. The profitability of this segment’s operations also depends on the generation of non-interest income which includes fees and commissions generated by Quaint Oak Bank and its wholly-owned subsidiaries, Quaint Oak Mortgage, LLC, Quaint Oak Abstract, LLC, Quaint Oak Insurance Agency, LLC, and Quaint Oak Properties, LLC, which are included in the Banking Segment for segment reporting purposes. The Banking Segment is also subject to an extensive system of laws and regulations that are intended primarily for the protection of depositors and other customers, federal deposit insurance funds and the banking system as a whole. These laws and regulations govern such areas as capital, permissible activities, allowance for loan and lease losses, loans and investments, and rates of interest that can be charged on loans. For segment reporting purposes, Quaint Oak Bancorp, Inc. is included as part of the Company’s Banking segment.

The Oakmont Commercial Segment originates commercial real estate loans which are sold into the secondary market along with the loans’ servicing rights. The profitability of this segment’s operations depends primarily on the gains realized from the sale of loans and processing fees. The Oakmont Commercial Segment is also subject to an extensive system of laws and regulations that are intended primarily for the protection of consumers.

The following table presents summary financial information for the reportable segments (in thousands):

	As of or for the Year Ended December 31,
	2025			2024
	Quaint Oak Bank(1)	Oakmont Commercial, LLC	Consolidated	Quaint Oak Bank(2)	Oakmont Commercial, LLC	Consolidated
Net Interest Income	$16,737	$1,166	$17,903	$17,045	$772	$17,817
Provision for (Recovery of) Credit Losses	1,217	-	1,217	1,969	(435)	1,534
Net Interest Income after Provision for (Recovery of) Credit Losses	15,520	1,166	16,686	15,076	1,207	16,283

Non-Interest Income
Mortgage banking, equipment lending and title abstract fees	947	-	947	909	-	909
Real estate sales commissions, net	-	-	-	20	-	20
Insurance commissions	820	-	820	744	-	744
Other fees and services charges	(11)	99	88	593	135	728
Income from bank-owned life insurance	128	-	128	118	-	118
Net gain on sale of loans	2,038	1,707	3,745	2,187	1,512	3,699
Gain on the sale of SBA loans	1,431	-	1,431	453	-	453
Gain on the sale-leaseback transaction	-	-	-	1,485	-	1,485
Total Non-Interest Income	5,353	1,806	7,159	6,509	1,647	8,156

Non-Interest Expense
Salaries and employee benefits	13,882	1,276	15,158	13,195	1,441	14,636
Directors’ fees and expenses	263	-	263	201	-	201
Occupancy and equipment	1,796	3	1,799	1,418	-	1,418
Data processing	1,760	-	1,760	1,298	-	1,298
Professional fees	1,709	139	1,848	1,006	81	1,087
FDIC deposit insurance assessment	530	-	530	614	-	614
Advertising	270	24	294	277	25	302
Amortization of other intangible	48	-	48	49	-	49
Other	1,459	42	1,501	1,376	37	1,413
Total Non-Interest Expense	21,717	1,484	23,201	19,434	1,584	21,018
Pretax Segment (Loss) Profit	$(844)	$1,488	$644	$2,151	$1,270	$3,421
Income from Discontinued Operations	$-	$-	$-	$564	$-	$564
Income Tax from Discontinued Operations	$-	$-	$-	$158	$-	$158
Net Income from Discontinued Operations	$-	$-	$-	$406	$-	$406
Segment Assets	$620,182	$55,671	$675,853	$632,644	$52,524	$685,168

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(1)	Includes Quaint Oak Bancorp, Inc. and the Bank’s subsidiaries, Quaint Oak Mortgage, Quaint Oak Abstract, Quaint Oak Insurance Agency, and QOB Properties.
(2)	Includes Quaint Oak Bancorp, Inc. and the Bank’s subsidiaries, Quaint Oak Mortgage, Quaint Oak Real Estate, Quaint Oak Abstract, Quaint Oak Insurance Agency, and QOB Properties.